Offerings	May 19, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	American Water Capital Corp. 4.625% Senior Notes due 2029
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,795,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,021.69
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" exhibit (Exhibit 107.1) in Registration Statement Nos. 333 277166-01 and 333 277166, which was filed with the Securities and Exchange Commission on February 20, 2024.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	American Water Works Company, Inc. Support Agreement
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The American Water Works Company, Inc. Support Agreement is being offered as a component of the American Water Capital Corp. Senior Notes for no additional consideration; therefore, no additional fee is payable pursuant to Rule 457(n) under the Securities Act of 1933, as amended.